Property And Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property And Equipment
6	PROPERTY AND EQUIPMENT

	Office equipment	Furniture and fittings	Office renovation	Computer & software	Total
	RM	RM	RM	RM	RM

Cost:

At January 1, 2020 and at December 31, 2020	2,302	104,017	-	-	106,319
Subsidiaries acquired	21,545	39,436	35,500	113,070	209,551
Additions	6,022	3,258	67,050	29,128	105,458
At December 31, 2021	29,869	146,711	102,550	142,198	421,328
Addition s	157,518	218,109	1,221,412	71,912	1,668,951
Disposal/written off	(2,302)	(104,017)	-	(86,460)	(192,779)
At December 31, 2022	185,085	260,803	1,323,962	127,650	1,897,500

Accumulated depreciation:
At January 1, 2020 and at December 31, 2020	2,300	104,007	-	-	106,307
Subsidiaries acquired	15,151	39,007	35,499	17,600	107,257
Charges	2,694	837	13,410	38,291	55,232
At December 31, 2021	20,145	143,851	48,909	55,891	268,796
Charges	17,944	31,613	135,552	44,459	229,568
Disposal/written off	(2,300)	(104,006)	-	(46,137)	(152,443)
At December 31, 2022	35,789	71,458	184,461	54,213	345,921
Carrying amount:
At December 31, 2021	9,724	2,860	53,641	86,307	152,532
At December 31, 2022	149,296	189,345	1,139,501	73,437	1,551,579
At December 31, 2022 (USD)	33,911	43,009	258,830	16,681	352,431